UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22078

Master Trust

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, NY 10019-6028

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
1285 Avenue of the Americas, 12th Floor
New York, NY 10019-6028
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1900 K Street, N.W.
Washington, DC 20006

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: April 30

Date of reporting period: July 31, 2013

Item 1. Schedule of Investments

Master Trust

Prime Master Fund
Schedule of investments – July 31, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
US government and agency obligations—16.71%
Federal Home Loan Bank
0.110%, due 08/01/13[1]	100,000,000	99,999,511
0.140%, due 08/01/13[1]	150,000,000	149,999,603
0.140%, due 08/01/13[1]	150,000,000	149,999,246
0.140%, due 08/01/13[1]	150,000,000	149,998,747
0.050%, due 08/15/13[2]	150,000,000	149,997,083
0.190%, due 07/22/14	50,000,000	49,993,845
Federal Home Loan Mortgage Corp.*
0.080%, due 08/19/13[2]	50,000,000	49,998,000
0.140%, due 04/24/14[2]	200,000,000	199,793,111
US Treasury Notes
3.125%, due 08/31/13	228,900,000	229,448,141
0.500%, due 10/15/13	177,000,000	177,122,590
2.750%, due 10/31/13	250,000,000	251,600,384
2.000%, due 11/30/13	200,000,000	201,184,992
1.250%, due 02/15/14	250,000,000	251,443,202
4.000%, due 02/15/14	220,000,000	224,617,147
0.250%, due 02/28/14	115,000,000	115,085,742
1.875%, due 04/30/14	200,000,000	202,588,055
2.250%, due 05/31/14	180,000,000	183,154,571
2.625%, due 06/30/14	250,000,000	255,613,928
Total US government and agency obligations (cost—$3,091,637,898)		3,091,637,898
Time deposits—1.62%
Banking-non-US — 1.62%
Credit Agricole Corporate & Investment Bank
0.070%, due 08/01/13	150,000,000	150,000,000
Natixis
0.100%, due 08/01/13	150,000,000	150,000,000
Total time deposits (cost—$300,000,000)		300,000,000
Certificates of deposit—25.23%
Banking-non-US — 25.23%
Bank of Nova Scotia
0.262%, due 08/19/13[1]	232,000,000	232,000,000
0.325%, due 10/30/13[1]	137,000,000	137,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.200%, due 10/07/13	205,000,000	205,000,000
Credit Agricole Corporate & Investment Bank
0.120%, due 08/01/13	197,000,000	197,000,000
Credit Industriel et Commercial
0.240%, due 09/05/13	150,000,000	150,000,000
0.240%, due 09/05/13	200,000,000	200,000,000
0.240%, due 09/13/13	213,000,000	213,000,000
Credit Suisse
0.240%, due 09/09/13	300,000,000	300,000,000
Mizuho Bank Ltd.
0.160%, due 08/09/13	100,000,000	100,000,000
Mizuho Corporate Bank Ltd.
0.230%, due 08/01/13	200,000,000	200,000,000
0.180%, due 08/02/13	100,000,000	100,000,000
Natixis
0.130%, due 08/01/13	200,000,000	200,000,000
0.250%, due 08/02/13	100,000,000	100,000,222
0.300%, due 08/02/13	250,000,000	250,001,180

Prime Master Fund
Schedule of investments – July 31, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
Certificates of deposit— (concluded)
Banking-non-US— (concluded)
Nordea Bank Finland
0.250%, due 09/25/13	100,000,000	100,000,000
Norinchukin Bank Ltd.
0.120%, due 08/01/13	175,000,000	175,000,000
0.120%, due 08/07/13	350,000,000	350,000,000
Oversea-Chinese Banking Corp. Ltd.
0.265%, due 09/06/13	60,000,000	59,984,121
0.250%, due 09/19/13	100,000,000	100,000,000
0.240%, due 12/09/13	97,000,000	97,000,000
Rabobank Nederland NV
0.423%, due 09/25/13[1]	190,000,000	190,000,000
0.360%, due 06/11/14	180,000,000	180,000,000
Royal Bank of Canada
0.323%, due 08/06/13[1]	56,000,000	56,000,000
0.325%, due 08/12/13[1]	64,000,000	64,000,000
Sumitomo Mitsui Banking Corp.
0.230%, due 09/03/13	400,000,000	400,000,000
0.230%, due 09/06/13	150,000,000	150,000,000
Toronto-Dominion Bank
0.232%, due 08/22/13[1]	162,000,000	162,000,000
Total certificates of deposit (cost—$4,667,985,523)		4,667,985,523
Commercial paper[2]—43.75%
Asset backed-miscellaneous — 14.23%
Atlantic Asset Securitization LLC
0.255%, due 08/07/13[1]	250,000,000	250,000,000
0.236%, due 08/27/13[1]	250,000,000	250,000,000
Barton Capital LLC
0.261%, due 08/13/13[1]	250,000,000	250,000,000
0.220%, due 08/23/13[1]	200,000,000	200,000,000
CAFCO LLC
0.220%, due 09/20/13[5]	250,000,000	250,000,000
Cancara Asset Securitisation LLC
0.200%, due 09/06/13	75,000,000	74,985,000
0.200%, due 09/16/13	112,000,000	111,971,378
0.200%, due 10/08/13	58,000,000	57,978,089
0.218%, due 10/15/13[1,3]	200,000,000	200,000,000
0.200%, due 10/28/13	56,000,000	55,972,622
Chariot Funding LLC
0.270%, due 09/10/13	50,000,000	49,985,000
Ciesco LLC
0.220%, due 09/20/13[5]	61,000,000	61,000,000
LMA Americas LLC
0.210%, due 08/05/13	221,000,000	220,994,844
0.180%, due 08/13/13	70,550,000	70,545,767
Old Line Funding LLC
0.215%, due 08/05/13[1]	150,000,000	150,000,000
Regency Markets No. 1 LLC
0.140%, due 08/02/13	97,000,000	96,999,623

Prime Master Fund
Schedule of investments – July 31, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
Commercial paper[2]— (continued)
Asset backed-miscellaneous— (concluded)
Sheffield Receivables Corp.
0.190%, due 08/20/13	46,000,000	45,995,387
Versailles Commercial Paper LLC
0.180%, due 08/07/13	35,000,000	34,998,950
Victory Receivables Corp.
0.170%, due 08/19/13	152,033,000	152,020,077
Working Capital Management Co.
0.180%, due 09/09/13	50,000,000	49,990,250
		2,633,436,987
Banking-non-US — 18.86%
ANZ National International Ltd.
0.190%, due 08/27/13[1]	218,000,000	218,000,000
Banque et Caisse d'Epargne de l'Etat
0.300%, due 02/21/14	150,000,000	149,745,000
Barclays Bank PLC
0.440%, due 08/01/13[1,4]	400,000,000	400,000,000
Commonwealth Bank of Australia
0.231%, due 08/27/13[1]	175,000,000	175,000,000
DBS Bank Ltd.
0.250%, due 09/16/13	59,220,000	59,201,082
0.240%, due 01/22/14	57,020,000	56,953,857
DnB NOR Bank ASA
0.260%, due 08/07/13	200,000,000	199,991,333
Erste Abwicklungsanstalt
0.270%, due 08/07/13	25,000,000	24,998,875
0.230%, due 08/30/13	35,000,000	34,993,515
0.210%, due 09/04/13	100,000,000	99,980,167
0.150%, due 09/12/13	45,500,000	45,492,037
0.240%, due 09/23/13	97,000,000	96,965,727
0.200%, due 10/21/13	100,000,000	99,955,000
0.230%, due 01/15/14	100,000,000	99,893,306
KFW
0.160%, due 11/25/13	91,000,000	90,953,084
Lloyds TSB Bank PLC
0.100%, due 08/01/13	250,000,000	250,000,000
0.100%, due 08/07/13	200,000,000	199,996,667
Mitsubishi UFJ Trust & Banking Corp.
0.210%, due 08/13/13	147,000,000	146,989,710
0.190%, due 10/15/13	150,000,000	149,940,625
Mizuho Funding LLC
0.220%, due 10/01/13	114,000,000	113,957,503
Nordea Bank AB
0.220%, due 11/15/13	185,000,000	184,880,161
Svenska Handelsbanken AB
0.250%, due 01/29/14	193,000,000	192,757,410
Svenska Handelsbanken Inc.
0.260%, due 08/01/13	64,000,000	64,000,000
Westpac Banking Corp.
0.285%, due 08/08/13[1,3]	50,000,000	50,000,000
0.296%, due 10/15/13[1]	125,000,000	125,000,000
Westpac Securities NZ Ltd.
0.353%, due 10/02/13[1,3]	100,000,000	100,000,000
0.335%, due 10/30/13[1,3]	60,000,000	60,000,000
		3,489,645,059

Prime Master Fund
Schedule of investments – July 31, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
Commercial paper[2]— (concluded)
Banking-US — 7.60%
ABN Amro Funding USA LLC
0.230%, due 08/19/13	85,000,000	84,990,225
0.230%, due 09/04/13	150,000,000	149,967,417
0.230%, due 09/12/13	133,000,000	132,964,312
0.230%, due 09/17/13	42,000,000	41,987,388
Bedford Row Funding Corp.
0.420%, due 12/16/13	105,000,000	104,832,175
0.400%, due 01/27/14	42,000,000	41,916,467
BNP Paribas Finance, Inc.
0.100%, due 08/01/13	400,000,000	400,000,000
Northern Pines Funding LLC
0.160%, due 08/28/13	150,000,000	149,982,000
0.370%, due 09/30/13	200,000,000	199,876,667
0.340%, due 11/26/13	100,000,000	99,889,500
		1,406,406,151
Energy-integrated — 2.11%
CNPC Finance HK Ltd.
0.340%, due 08/07/13	24,000,000	23,998,640
0.270%, due 08/08/13	62,000,000	61,996,745
Sinopec Century Bright Capital Investment Ltd.
0.360%, due 08/06/13	65,000,000	64,996,750
0.360%, due 08/12/13	53,900,000	53,894,071
0.350%, due 08/13/13	85,000,000	84,990,083
0.360%, due 08/27/13	100,000,000	99,974,000
		389,850,289
Finance-captive automotive—0.95%
Toyota Motor Credit Corp.
0.231%, due 08/27/13[1]	175,000,000	175,000,000
Total commercial paper (cost—$8,094,338,486)		8,094,338,486
Short-term corporate obligations—3.87%
Banking-non-US — 1.98%
National Australia Bank Ltd.
1.040%, due 09/10/13[1,3]	175,000,000	175,453,742
Svenska Handelsbanken
0.289%, due 08/27/13[1,3]	190,000,000	190,000,000
		365,453,742
Banking-US — 1.89%
International Bank for Reconstruction & Development
0.130%, due 08/01/13[1]	175,000,000	175,000,000
Wells Fargo Bank N.A.
0.323%, due 09/13/13[1]	50,000,000	50,000,000
0.443%, due 09/23/13[1]	125,000,000	125,000,000
		350,000,000
Total short-term corporate obligations (cost—$715,453,742)		715,453,742

Prime Master Fund
Schedule of investments – July 31, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
Repurchase agreements—8.74%
Repurchase agreement dated 07/29/13 with
Bank of America Securities, 0.030% due 08/01/13,
collateralized by $133,685,000 Federal Home
Loan Bank obligations, 0.170% due 07/28/14,
$488,964,282 Federal Home Loan Mortgage Corp.
obligations, 2.500% to 6.000% due 05/15/23 to
01/15/43 and $487,771,020 Federal National
Mortgage Association obligations, 3.500%
to 10.500% due 03/25/19 to 11/01/41;
(value—$255,003,452); proceeds: $250,000,625	250,000,000	250,000,000
Repurchase agreement dated 07/31/13 with
Bank of America Securities, 0.050% due 08/01/13,
collateralized by $40,838,300 US Treasury Note,
0.375% due 02/15/16; (value—$40,800,060);
proceeds: $40,000,056	40,000,000	40,000,000
Repurchase agreement dated 07/31/13 with
BNP Paribas Securities Corp. 0.070% due 08/01/13,
collateralized by $102,511,000 Federal Home Loan
Mortgage Corp. obligations, 0.500% to 4.375%
due 07/17/15 to 04/25/18; (value—$102,000,993);
proceeds: $100,000,194	100,000,000	100,000,000
Repurchase agreement dated 07/31/13 with
Deutsche Bank Securities, Inc., 0.080% due 08/01/13,
collateralized by $1,754,200 US Treasury Note,
1.750% due 05/15/23; (value—$1,632,074);
proceeds: $1,600,004	1,600,000	1,600,000
Repurchase agreement dated 07/31/13 with
Deutsche Bank Securities, Inc., 0.090% due 08/01/13,
collateralized by $158,223,000 Federal Home Loan
Mortgage Corp. obligations, 1.375% due 02/25/14
and $87,148,000 Federal National Mortgage
Association obligations, 0.650% to 4.375% due
10/15/15 to 03/28/16; (value—$255,001,044);
proceeds: $250,000,625	250,000,000	250,000,000
Repurchase agreement dated 07/31/13 with
Goldman Sachs & Co., 0.070% due 08/01/13,
collateralized by $76,500,000 Federal Farm Credit Bank,
0.176% to 0.217% due 08/03/15 to 09/22/15;
(value—$76,500,604); proceeds: $75,000,146	75,000,000	75,000,000
Repurchase agreement dated 07/29/13 with
Merrill Lynch Pierce Fenner & Smith, Inc., 0.490% due
08/07/13, collateralized by $1,165,534,326 various
asset-backed convertible bonds, zero coupon
to 7.758% due 03/28/18 to 08/15/56;
(value—$107,000,000); proceeds: $100,012,250 [1]	100,000,000	100,000,000

Prime Master Fund
Schedule of investments – July 31, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
Repurchase agreements— (concluded)
Repurchase agreement dated 07/18/13 with
Merrill Lynch Pierce Fenner & Smith, Inc., 0.590%
due 09/04/13, collateralized by $27,961,862,508
various asset-backed convertible bonds, zero
coupon to 114.168% due 08/07/13 to 11/23/52;
(value—$481,500,000); proceeds: $450,354,000 [1,4]	450,000,000	450,000,000
Repurchase agreement dated 07/31/13 with
State Street Bank and Trust Co., 0.010% due 08/01/13,
collateralized by $410,000 Federal Home Loan
Mortgage Corp. obligations, 2.100% due 10/17/22;
(value—$379,872); proceeds: $369,000	369,000	369,000
Repurchase agreement dated 07/31/13 with
Toronto-Dominion Bank, 0.060% due 08/01/13,
collateralized by $33,896,000 Federal Farm Credit
Bank, zero coupon to 5.000% due 11/18/13 to
06/17/20, $130,340,000 Federal Home Loan Bank
obligations, zero coupon to 5.375% due 08/09/13
to 09/28/29, $51,738,000 Federal Home Loan
Mortgage Corp. obligations, 0.350% to 6.250%
due 01/07/14 to 07/15/32 and $39,474,000 Federal
National Mortgage Association obligations, zero
coupon to 6.625% due 08/12/13 to 11/15/30;
(value—$255,003,236); proceeds: $250,000,417	250,000,000	250,000,000
Repurchase agreement dated 07/31/13 with
Toronto-Dominion Bank, 0.070% due 08/01/13,
collateralized by $41,411,661 Federal Home Loan
Mortgage Corp. obligations, 3.000% due 06/01/43
and $63,417,136 Federal National Mortgage
Association obligations, 3.000% to 3.500% due
11/01/42 to 06/01/43; (value—$102,000,001);
proceeds: $100,000,194	100,000,000	100,000,000
Total repurchase agreements (cost—$1,616,969,000)		1,616,969,000
Total investments
(cost — $18,486,384,649 which approximates cost for federal income tax purposes) — 99.92%		18,486,384,649
Other assets in excess of liabilities — 0.08%		14,476,945
Net assets — 100.00%		$18,500,861,594

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2013 in valuing the Fund’s investments:

Prime Master Fund
Schedule of investments – July 31, 2013 (unaudited)

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Significant other observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government and agency obligations	—	3,091,637,898	—	3,091,637,898
Time deposits	—	300,000,000	—	300,000,000
Certificates of deposit	—	4,667,985,523	—	4,667,985,523
Commercial paper	—	8,094,338,486	—	8,094,338,486
Short-term corporate obligations	—	715,453,742	—	715,453,742
Repurchase agreements	—	1,616,969,000	—	1,616,969,000
Total	—	18,486,384,649	—	18,486,384,649

At July 31, 2013, there were no transfers between Level 1 and Level 2.

Issuer breakdown by country or territory of origin

Percentage of total investments (%)
United States	49.2
Japan	12.3
France	8.7
Australia	4.9
United Kingdom	4.6
Canada	3.5
Sweden	3.4
Germany	3.2
China	2.1
Netherlands	2.0
Singapore	2.0
Switzerland	1.6
Norway	1.1
Luxembourg	0.8
Finland	0.6
Total	100.0

Weighted average maturity—55 days.

Portfolio footnotes

*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

1	Variable or floating rate security. The interest rate shown is the current rate as of July 31, 2013 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

2	Rates shown are the discount rates at date of purchase.

3	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 4.19% of net assets as of July 31, 2013, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

4	Illiquid securities representing 4.59% of net assets as of July 31, 2013.

5	Rate represents stated coupon rate.

For more information regarding the Fund's other significant accounting policies, please refer to the Fund's annual report to shareholders dated April 30, 2013.

Treasury Master Fund
Schedule of investments – July 31, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
US government obligations—41.30%
US Treasury Bills
0.115%, due 08/15/13[1]	200,000,000	199,991,056
0.063%, due 01/23/14[1]	350,000,000	349,893,056
US Treasury Notes
0.750%, due 08/15/13	150,000,000	150,032,057
0.125%, due 08/31/13	500,000,000	500,022,785
3.125%, due 08/31/13	684,000,000	685,688,295
0.750%, due 09/15/13	200,000,000	200,165,647
2.750%, due 10/31/13	490,100,000	493,258,295
0.500%, due 11/15/13	125,000,000	125,105,927
0.250%, due 11/30/13	365,000,000	365,158,448
2.000%, due 11/30/13	520,000,000	523,129,698
0.750%, due 12/15/13	189,500,000	189,922,263
1.250%, due 02/15/14	125,000,000	125,727,884
4.000%, due 02/15/14	225,000,000	229,688,195
0.250%, due 02/28/14	65,000,000	65,048,463
1.875%, due 02/28/14	105,000,000	106,082,812
1.250%, due 03/15/14	250,000,000	251,776,503
0.250%, due 04/30/14	247,000,000	247,210,593
1.875%, due 04/30/14	250,000,000	253,268,772
2.250%, due 05/31/14	125,000,000	127,190,674
2.625%, due 06/30/14	150,000,000	153,368,356
Total US government obligations (cost—$5,341,729,779)		5,341,729,779
Repurchase agreements—59.34%
Repurchase agreement dated 07/29/13 with
Bank of America Securities, 0.020% due 08/01/13,
collateralized by $18,924,000 US Treasury Bill,
zero coupon due 01/16/14, $143,073,806 US
Treasury Bonds, 2.750% to 9.000% due 05/15/17
to 08/15/42, $51,269,400 US Treasury Inflation
Index Bonds, 0.625% to 3.875% due 04/15/28 to
02/15/43, $33,053,600 US Treasury Inflation
Index Notes, 1.375% due 07/15/18 to
01/15/20, $476,242,900 US Treasury Notes,
0.250% to 4.625% due 08/15/13 to 02/15/21,
$250,273,200 US Treasury Bond Principal Strips,
zero coupon due 05/15/18 to 05/15/40 and
$117,762,222 US Treasury Bond Strips,
zero coupon due 05/15/15 to 08/15/25;
(value—$1,020,000,001); proceeds: $1,000,001,667	1,000,000,000	1,000,000,000
Repurchase agreement dated 07/31/13 with
Bank of America Securities, 0.050% due 08/01/13,
collateralized by $199,355,000 US Treasury
Inflation Index Note, 0.125% due 04/15/18 and
$394,836,500 US Treasury Notes, 1.125%
to 4.250% due 08/15/15 to 04/30/20;
(value—$612,000,108); proceeds: $600,000,833	600,000,000	600,000,000

Treasury Master Fund
Schedule of investments – July 31, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
Repurchase agreements— (continued)
Repurchase agreement dated 07/30/13 with
Barclays Capital, Inc., 0.020% due 08/06/13,
collateralized by $175,012,500 US Treasury Notes,
0.250% to 3.125% due 05/31/14 to 06/30/20, $280,190,500
US Treasury Bond Principal Strips, zero coupon
due 08/15/26 to 05/15/43 and $981,739,204 US
Treasury Bond Strips, zero coupon due 05/15/15
to 08/15/41; (value—$1,020,000,075);
proceeds: $1,000,003,889	1,000,000,000	1,000,000,000
Repurchase agreement dated 07/31/13 with
Barclays Capital, Inc., 0.070% due 08/01/13, collateralized
by $239,288,000 US Treasury Note, 0.375% due
06/30/15; (value—$239,700,029);
proceeds: $235,000,457	235,000,000	235,000,000
Repurchase agreement dated 07/30/13 with
BNP Paribas Securities Corp., 0.020% due 08/06/13,
collateralized by $164,696,000 US Treasury
Inflation Index Notes, 0.125% to 1.375% due
01/15/20 to 07/15/22, $25,652,200 US Treasury
Bond Principal Strip, zero coupon due 08/15/27
and $445,053,082 US Treasury Bond Strips, zero
coupon due 11/15/22 to 05/15/27;
(value—$510,000,111); proceeds: $500,001,944	500,000,000	500,000,000
Repurchase agreement dated 07/31/13 with
BNP Paribas Securities Corp., 0.060% due 08/01/13,
collateralized by $543,254,900 US Treasury Notes,
0.250% to 4.125% due 02/28/15 to 09/30/17;
(value—$545,700,007); proceeds: $535,000,892	535,000,000	535,000,000
Repurchase agreement dated 07/25/13 with
Deutsche Bank Securities, Inc., 0.020% due 08/01/13,
collateralized by $55,358,500 US Treasury Bonds,
6.000% to 8.750% due 08/15/20 to 02/15/26,
$52,547,700 US Treasury Notes, 1.500% to
4.250% due 11/15/14 to 05/15/23, $258,894,600
US Treasury Bond Principal Strips, zero coupon
due 05/15/18 to 02/15/43 and $392,364,877 US
Treasury Bond Strips, zero coupon due 08/15/13 to
08/15/42; (value—$510,000,089);
proceeds: $500,001,944	500,000,000	500,000,000
Repurchase agreement dated 07/31/13 with
Deutsche Bank Securities, Inc., 0.080% due 08/01/13,
collateralized by $1,161,138,287 US Treasury
Notes, 0.250% to 3.125% due 08/31/13 to
02/29/20; (value—$1,178,100,124);
proceeds: $1,155,002,567	1,155,000,000	1,155,000,000

Treasury Master Fund
Schedule of investments – July 31, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
Repurchase agreements— (concluded)
Repurchase agreement dated 07/30/13 with
Goldman Sachs & Co., 0.020% due 08/06/13, collateralized
by $882,396,700 US Treasury Inflation Index
Notes, 0.125% to 2.500% due 04/15/16 to
07/15/16; (value—$1,020,000,073);
proceeds: $1,000,003,889	1,000,000,000	1,000,000,000
Repurchase agreement dated 07/31/13 with
Goldman Sachs & Co., 0.030% due 08/01/13, collateralized
by $33,315,600 US Treasury Bond, 5.500% due
08/15/28, $162,668,200 US Treasury Inflation
Index Note, 0.375% due 07/15/23 and
$292,399,000 US Treasury Notes, 0.250% to
1.250% due 08/31/14 to 10/31/15;
(value—$499,800,068); proceeds: $490,000,408	490,000,000	490,000,000
Repurchase agreement dated 07/31/13 with
State Street Bank and Trust Co., 0.010% due 08/01/13,
collateralized by $20,885,000 US Treasury Note,
0.875% due 02/28/17; (value—$20,926,707);
proceeds: $20,515,006	20,515,000	20,515,000
Repurchase agreement dated 07/26/13 with
Toronto-Dominion Bank, 0.020% due 08/02/13,
collateralized by $68,269,500 US Treasury Bills,
zero coupon due 08/15/13 to 06/26/14,
$25,706,000 US Treasury Bonds, 3.125% to
10.625% due 08/15/15 to 02/15/43, $96,020,900
US Treasury Notes, 0.125% to 5.125% due
08/31/13 to 05/31/20 and $17,000,000 US Treasury
Bond Principal Strips, zero coupon due 05/15/37 to
02/15/43; (value—$204,000,075);
proceeds: $200,000,778	200,000,000	200,000,000
Repurchase agreement dated 07/31/13 with
Toronto-Dominion Bank, 0.050% due 08/01/13,
collateralized by $13,023,400 US Treasury Bills,
zero coupon due 10/03/13 to 11/07/13,
$86,115,100 US Treasury Bonds, 2.750% to
5.500% due 08/15/28 to 05/15/43, $18,103,000 US
Treasury Inflation Index Bond, 0.625% to 0.750% due 02/15/42 to
02/15/43, $20,821,000 US Treasury Inflation Index
Notes, 1.250% to 2.000% due 01/15/14 to 07/15/20
and $304,018,000 US Treasury Notes, 0.125% to
4.250% due 08/15/13 to 11/15/22;
(value—$448,800,043); proceeds: $440,000,611	440,000,000	440,000,000
Total repurchase agreements (cost—$7,675,515,000)		7,675,515,000
Total investments
(cost — $13,017,244,779 which approximates cost for federal income tax purposes) — 100.64%		13,017,244,779
Liabilities in excess of other assets — (0.64)%		(82,450,346)
Net assets — 100.00%		$12,934,794,433

Treasury Master Fund
Schedule of investments – July 31, 2013 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2013 in valuing the Fund's investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other Significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government obligations	—	5,341,729,779	—	5,341,729,779
Repurchase agreements	—	7,675,515,000	—	7,675,515,000
Total	—	13,017,244,779	—	13,017,244,779

At July 31, 2013, there were no transfers between Level 1 and Level 2.

Weighted average maturity—55 days.

Portfolio footnotes

1       Rates shown are the discount rates at date of purchase.

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated April 30, 2013.

Tax-Free Master Fund
Schedule of investments – July 31, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—86.95%
Alabama — 0.78%
Birmingham Special Care Facilities Financing Authority Revenues Refunding
(Methodist Home Aging),
0.060%, VRD	4,995,000	4,995,000
University of Alabama Revenue (University Hospital), Series C,
0.060%, VRD	7,500,000	7,500,000
		12,495,000
Alaska — 1.14%
Alaska International Airports Revenue Refunding (System), Series A,
0.050%, VRD	7,000,000	7,000,000
Valdez Marine Terminal Revenue Refunding (Exxon Pipeline Co. Project), Series A,
0.050%, VRD	11,215,000	11,215,000
		18,215,000
Arizona — 0.52%
AK-Chin Indian Community Revenue,
0.060%, VRD	4,300,000	4,300,000
Pima County Industrial Development Authority Industrial Revenue
(Tucson Electric Power Co.- Irvington Project),
0.060%, VRD	300,000	300,000
Salt River Project Agricultural Improvement & Power District Electric Systems Revenue
(Barclays Capital Municipal Trust Receipts, Series 9W),
0.080%, VRD [1,2]	3,750,000	3,750,000
		8,350,000
California — 1.35%
California Statewide Communities Development Authority Revenue (University of San Diego),
0.060%, VRD	9,400,000	9,400,000
Los Angeles County Tax & Revenue Anticipation Notes, Series B,
2.000%, due 06/30/14	10,000,000	10,165,677
San Diego County Certificates of Participation (San Diego Foundation),
0.070%, VRD	2,000,000	2,000,000
		21,565,677
Colorado — 2.64%
Aurora Water Improvement Revenue (JP Morgan PUTTERs, Series 2010) (AMBAC Insured),
0.080%, VRD [1,2]	11,940,000	11,940,000
Colorado Educational & Cultural Facilities Authority Revenue (National Jewish Federation
Board Program), Series C-6,
0.060%, VRD	2,020,000	2,020,000
Colorado State General Fund Tax And Revenue Anticipation Notes, Series A,
2.000%, due 06/27/14	5,000,000	5,082,078
Denver City & County Certificates of Participation
Refunding,
Series A1,
0.060%, VRD	3,160,000	3,160,000
Series A2,
0.060%, VRD	8,270,000	8,270,000
Series A3,
0.060%, VRD	11,700,000	11,700,000
		42,172,078

Tax-Free Master Fund
Schedule of investments – July 31, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes— (continued)
Connecticut — 1.43%
Connecticut Health & Educational Facilities Authority Revenue (Yale University), Series V-2,
0.030%, VRD	7,200,000	7,200,000
Connecticut State (JP Morgan PUTTERs, Series 1170) (FGIC Insured),
0.070%, VRD [1,2]	10,640,000	10,640,000
City of Hartford General Obligation Bonds,
2.000%, due 04/10/14	5,000,000	5,059,192
		22,899,192
District of Columbia — 1.73%
District of Columbia Revenue (German Marshall Fund of the United States),
0.060%, VRD	4,000,000	4,000,000
District of Columbia Tax & Revenue Anticipation Notes,
2.000%, due 09/30/13	16,600,000	16,649,259
Metropolitan Washington, Airport Authority Airport System Revenue, Subseries D-2,
0.060%, VRD	7,000,000	7,000,000
		27,649,259
Florida — 2.94%
Gainesville Utilities System Revenue, Series A,
0.060%, VRD	2,480,000	2,480,000
Hillsborough County School Board Certificates of Participation (Master Lease Program), Series C,
0.040%, VRD	23,170,000	23,170,000
JEA Water & Sewer System Revenue, Subseries A-1,
0.050%, VRD	14,200,000	14,200,000
Orange County School Board Certificates of Participation, Series E,
0.040%, VRD	7,200,000	7,200,000
		47,050,000
Georgia — 2.74%
Cobb County Tax Anticipation Notes,
1.500%, due 11/29/13	18,500,000	18,580,511
Forsyth County Water & Sewer Authority Revenue (JP Morgan PUTTERs, Series 2253)
(AGM Insured), 0.110%, VRD [1,2]	4,750,000	4,750,000
Fulton County General Fund Tax Anticipation Notes,
2.000%, due 12/31/13	10,000,000	10,075,802
Private Colleges & Universities Authority Revenue (Emory University),
Series B-1,
0.030%, VRD	1,300,000	1,300,000
Series B-2,
0.040%, VRD	9,100,000	9,100,000
		43,806,313
Idaho—0.38%
Idaho Tax Anticipation Notes,
2.000%, due 06/30/14	6,000,000	6,098,857

Tax-Free Master Fund
Schedule of investments – July 31, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes— (continued)
Illinois — 5.47%
Chicago (Neighborhoods Alive 21 ), Series B,
0.260%, VRD	13,000,000	13,000,000
City of Chicago,
Series D-1,
0.120%, VRD	21,540,000	21,540,000
Series D-2,
0.120%, VRD	15,300,000	15,300,000
Illinois Development Finance Authority Revenue (Chicago Symphony Orchestra),
0.060%, VRD	2,700,000	2,700,000
Illinois Development Finance Authority Revenue (Lyric Opera Chicago Project),
0.060%, VRD	8,100,000	8,100,000
Illinois Finance Authority Revenue Refunding (Swedish Conevant), Series A,
0.050%, VRD	15,000,000	15,000,000
Illinois State Finance Authority Revenue (University of Chicago Medical Center), Series B,
0.040%, VRD	7,500,000	7,500,000
Quad Cities Regional Economic Development Authority Revenue (Two Rivers YMCA Project),
0.080%, VRD	4,260,000	4,260,000
		87,400,000
Indiana — 6.75%
Indiana Development Finance Authority Revenue (Educational Facilities-Culver Educational),
0.060%, VRD	5,000,000	5,000,000
Indiana Development Finance Authority Revenue (Educational Facilities-Eiteljorg Museum),
0.050%, VRD	9,400,000	9,400,000
Indiana Finance Authority Environmental Revenue Refunding (Duke Energy Industrial Project),
Series A-5,
0.040%, VRD	23,650,000	23,650,000
Indiana Finance Authority Environmental Revenue Refunding (Duke Energy, Inc. Project),
Series A-4,
0.040%, VRD	29,900,000	29,900,000
Indiana Municipal Power Agency Power Supply Systems Revenue Refunding, Series A,
0.060%, VRD	8,090,000	8,090,000
Indiana State Finance Authority Revenue Refunding (Trinity Health), Series D-1,
0.040%, VRD	12,815,000	12,815,000
Indianapolis Multi-Family Housing Revenue (Capital Place-Covington) (FNMA Insured),
0.050%, VRD	10,600,000	10,600,000
Marshall County Economic Development Revenue (Culver Educational Foundation Project),
0.060%, VRD	8,400,000	8,400,000
		107,855,000
Iowa—0.16%
Iowa Finance Authority Private College Revenue Facilities (Morningside College Project),
0.080%, VRD	2,595,000	2,595,000
Kansas — 2.23%
Kansas State Department of Transportation Highway Revenue Refunding,
Series B-1,
0.050%, VRD	5,435,000	5,435,000
Series B-2, 0.050%, VRD	10,300,000	10,300,000

Tax-Free Master Fund
Schedule of investments – July 31, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes— (continued)
Kansas— (concluded)
Kansas State Department of Transportation Highway Revenue Refunding (concluded),
Series B-3,
0.050%, VRD	19,900,000	19,900,000
		35,635,000
Kentucky — 2.76%
Breckinridge County Lease Program Revenue (Kentucky Association Leasing Trust), Series A,
0.050%, VRD	8,045,000	8,045,000
Christian County Association of County's Leasing Trust Lease Program,
Series A,
0.050%, VRD	2,720,000	2,720,000
Series B,
0.050%, VRD	2,215,000	2,215,000
Shelby County Lease Revenue, Series A,
0.050%, VRD	21,670,000	21,670,000
Trimble County Association of Counties Leasing Trust Lease Program Revenue, Series A,
0.050%, VRD	6,070,000	6,070,000
Williamstown League of Cities Funding Trust Lease Revenue, Series A,
0.060%, VRD	3,475,000	3,475,000
		44,195,000
Louisiana — 2.01%
East Baton Rouge Parish Industrial Development Board, Inc. Revenue (ExxonMobil Project),
Series A,
0.050%, VRD	28,400,000	28,400,000
East Baton Rouge Parish Pollution Control Revenue Refunding (Exxon Project), Series A,
0.050%, VRD	3,700,000	3,700,000
		32,100,000
Maryland — 1.65%
Maryland Capital Improvement Bond, Series A,
5.250%, due 02/15/14	6,635,000	6,816,432
Washington Suburban Sanitation District Bond Anticipation Notes,
Series A,
0.050%, VRD	12,335,000	12,335,000
Series A-7,
0.050%, VRD	2,550,000	2,550,000
Series A-9,
0.060%, VRD	4,650,000	4,650,000
		26,351,432
Massachusetts — 2.77%
Massachusetts Development Finance Agency Revenue Refunding (Higher Education-Smith College),
0.040%, VRD	1,099,000	1,099,000
0.040%, VRD	2,092,000	2,092,000
Massachusetts Health & Educational Facilities Authority Revenue (Citigroup ROCS RR-II-R-11585),
0.060%, VRD [1,2]	10,000,000	10,000,000

Tax-Free Master Fund
Schedule of investments – July 31, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes— (continued)
Massachusetts— (concluded)
Massachusetts Health & Educational Facilities Authority Revenue (Henry Heywood), Series C,
0.060%, VRD	2,795,000	2,795,000
Massachusetts Health & Educational Facilities Authority Revenue (Pooled Loan Program),
Series N,
0.060%, VRD	3,865,000	3,865,000
Massachusetts State Department of Transportation Metropolitan Highway System Revenue
(Senior), Series A-1,
0.110%, VRD	24,500,000	24,500,000
		44,351,000
Michigan — 1.19%
Green Lake Township Economic Development Corp. Revenue Refunding (Interlochen Center
Project),
0.050%, VRD	3,900,000	3,900,000
Michigan Finance Authority Revenue Aid Notes, Series B-1,
2.000%, due 08/20/13	8,275,000	8,281,862
Michigan Finance Authority Revenue (Unemployment Obligation Assessment), Series C,
0.050%, VRD	3,680,000	3,680,000
University of Michigan, Series D-1,
0.010%, VRD	3,235,000	3,235,000
		19,096,862
Minnesota — 1.58%
Minnesota State General Obligation Refunding, Series F,
4.000%, due 08/01/13	7,900,000	7,900,000
Minnesota State Trunk Highway,
Series B,
5.000%, due 08/01/13	5,850,000	5,850,000
Series E,
5.000%, due 08/01/14	6,000,000	6,287,340
Rochester Health Care Facilities Revenue (Mayo Clinic), Series B,
0.040%, VRD	5,200,000	5,200,000
		25,237,340
Mississippi — 1.95%
Mississippi Business Finance Commission Gulf Opportunity Zone (Chevron USA, Inc. Project),
Series D,
0.050%, VRD	14,000,000	14,000,000
Series E,
0.050%, VRD	7,300,000	7,300,000
Series G,
0.040%, VRD	4,000,000	4,000,000
Series I,
0.040%, VRD	1,000,000	1,000,000
Series K,
0.050%, VRD	3,000,000	3,000,000
Series L,
0.050%, VRD	1,800,000	1,800,000
		31,100,000

Tax-Free Master Fund
Schedule of investments – July 31, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes— (continued)
Missouri — 2.65%
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue
(Ascension Healthcare), Series C-5,
0.050%, VRD	3,200,000	3,200,000
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue
(De Smet Jesuit High School),
0.080%, VRD	3,985,000	3,985,000
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue
(SSM Healthcare), Series E,
0.050%, VRD	10,000,000	10,000,000
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue
(Washington University), Series C,
0.040%, VRD	14,800,000	14,800,000
0.040%, VRD	6,300,000	6,300,000
Series D,
0.040%, VRD	4,000,000	4,000,000
		42,285,000
Nebraska—0.57%
Lancaster County Hospital Authority No. 1 Hospital Revenue Refunding (Bryanlgh Medical
Center), Series B-1,
0.080%, VRD	9,145,000	9,145,000
New Hampshire—0.93%
New Hampshire Health & Educational Facilities Authority Revenue (Dartmouth College),
Series B,
0.050%, VRD	14,925,000	14,925,000
New York — 9.31%
Albany County Bond Anticipation Notes,
1.000%, due 07/03/14	6,686,085	6,730,892
Metropolitan Transportation Authority New York Dedicated Tax Fund, Subseries B-1,
0.040%, VRD	8,575,000	8,575,000
Metropolitan Transportation Authority Revenue, Subseries E-3,
0.040%, VRD	4,000,000	4,000,000
Nassau Health Care Corp. Revenue, Series B-1,
0.040%, VRD	11,600,000	11,600,000
New York City Housing Development Corp. Multi-Family Revenue (The Crest), Series A,
0.070%, VRD	13,500,000	13,500,000
New York City Housing Development Corp. Revenue (Royal Properties), Series A (FNMA
Insured),
0.040%, VRD	6,000,000	6,000,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second
General), Series DD-2,
0.030%, VRD	3,900,000	3,900,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue
(Second General Fiscal 2008),
Series BB-1, 0.040%, VRD	21,210,000	21,210,000
Series BB-5, 0.030%, VRD	8,600,000	8,600,000

Tax-Free Master Fund
Schedule of investments – July 31, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes— (continued)
New York— (concluded)
New York City Municipal Finance Authority Water & Sewer Systems Revenue
(Second Generation Resolution),
Series A, 0.050%, VRD	5,900,000	5,900,000
Series CC-1, 0.060%, VRD	3,900,000	3,900,000
New York City, Series F,
Subseries F-3,
0.070%, VRD	9,700,000	9,700,000
Subseries L-4,
0.040%, VRD	3,400,000	3,400,000
Subseries L-6,
0.030%, VRD	20,240,000	20,240,000
New York State Dormitory Authority Revenue (Cornell University), Series A,
0.050%, VRD	3,395,000	3,395,000
New York State Dormitory Authority Revenue Non-State Supported Debt
(Rockefeller University), Series A,
0.060%, VRD	1,960,000	1,960,000
New York State Housing Finance Agency Revenue (316 11th Avenue Housing), Series A,
(FNMA Insured),
0.050%, VRD	4,700,000	4,700,000
New York State Housing Finance Agency Revenue (Gotham West Housing), Series A-2,
0.030%, VRD	7,300,000	7,300,000
Triborough Bridge & Tunnel Authority Revenue (General), Series B,
0.040%, VRD	4,130,000	4,130,000
		148,740,892
North Carolina — 5.50%
Charlotte-Mecklenburg Hospital Authority Health Care Systems Revenue Refunding
(Carolinas Healthcare) (AGM Insured),
Series E, 0.040%, VRD	5,000,000	5,000,000
Series H,
0.040%, VRD	10,000,000	10,000,000
Charlotte Water & Sewer System Revenue
Refunding,
Series B,
0.050%, VRD	12,760,000	12,760,000
Series C,
0.060%, VRD	29,785,000	29,785,000
Guilford County, Series B,
0.050%, VRD	1,855,000	1,855,000
New Hanover County (School),
0.060%, VRD	2,305,000	2,305,000
North Carolina Capital Facilities Finance Agency Educational Facilities Revenue
(Campbell University),
0.060%, VRD	5,425,000	5,425,000
North Carolina Educational Facilities Finance Agency Revenue (Duke University Project),
Series A,
0.040%, VRD	3,410,000	3,410,000

Tax-Free Master Fund
Schedule of investments – July 31, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes— (continued)
North Carolina— (concluded)
University of North Carolina Chapel Hill Revenue, Series B,
0.080%, VRD	17,295,000	17,295,000
		87,835,000
Ohio — 1.13%
Columbus Sewer Revenue (JP Morgan PUTTERs, Series 2456),
0.070%, VRD [1,2]	2,800,000	2,800,000
Cuyahoga County Housing Revenue (Euclid Avenue Housing Corp.), Series A,
0.050%, VRD	11,000,000	11,000,000
Ohio (Common Schools), Series B,
0.050%, VRD	1,405,000	1,405,000
Ohio Higher Educational Facilities Commission Revenue (JP Morgan PUTTERs, Series
3244Z),
0.070%, VRD [1,2]	2,845,000	2,845,000
		18,050,000
Oregon — 1.54%
Oregon Health & Science University Revenue, Series C,
0.050%, VRD	1,890,000	1,890,000
Oregon State Tax Anticipation Notes, Series A,
1.500%, due 07/31/14	22,000,000	22,284,900
Salem Hospital Facility Authority Revenue (Salem Hospital Project), Series B,
0.060%, VRD	400,000	400,000
		24,574,900
Pennsylvania — 5.37%
Allegheny County Industrial Development Authority Health Care Facility (Longwood
Oakmount, Inc.),
0.050%, VRD	15,650,000	15,650,000
Delaware River Port Authority of Pennsylvania & New Jersey Revenue Refunding, Series B,
0.040%, VRD	13,330,000	13,330,000
Pennsylvania Economic Development Financing Authority Unemployment Compensation
Revenue, Series C,
0.040%, VRD	7,280,000	7,280,000
Pennsylvania Higher Educational Facilities Authority College & University Revenue
(St. Joseph's University), Series A,
0.050%, VRD	2,000,000	2,000,000
Pennsylvania Higher Educational Facilities Authority Revenue (Drexel University),
Second Series,
0.040%, VRD	7,725,000	7,725,000
Philadelphia Authority for Industrial Development Lease Revenue Refunding, Series B-3,
0.050%, VRD	5,325,000	5,325,000
Pittsburgh Water & Sewer Authority Water & Sewer Systems Revenue (1st Lien), Series B2,
0.050%, VRD	16,300,000	16,300,000
Saint Mary Hospital Authority Health System Revenue (Catholic East), Series B,
0.050%, VRD	7,000,000	7,000,000
Washington County Authority Refunding (University of Pennsylvania),
0.040%, VRD	3,425,000	3,425,000

Tax-Free Master Fund
Schedule of investments – July 31, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes— (continued)
Pennsylvania— (concluded)
Washington County Hospital Authority Revenue (Monongahela Valley Hospital Project), Series A,
0.060%, VRD	2,540,000	2,540,000
Westmoreland County Industrial Development Authority Revenue (Excela Health Project),
Series B,
0.060%, VRD	5,260,000	5,260,000
		85,835,000
South Carolina — 1.33%
Charleston County School District Bonds Anticipation Notes, Series A, (SCSDE Insured),
2.000%, due 11/15/13	13,000,000	13,068,827
Piedmont Municipal Power Agency Electric Revenue Refunding, Series C,
0.040%, VRD	3,050,000	3,050,000
South Carolina Jobs Economic Development Authority Hospital Revenue Refunding (Anmed
Health Project), Series C,
0.050%, VRD	1,995,000	1,995,000
South Carolina Jobs Economic Development Authority Hospital Revenue Refunding (Regional
Medical Center of Orangeburg),
0.060%, VRD	3,150,000	3,150,000
		21,263,827
Tennessee — 0.43%
Sevier County Public Building Authority (Local Government Public Improvement), Series B-1,
0.060%, VRD	4,500,000	4,500,000
Shelby County Public Improvement and School, Series B,
0.050%, VRD	2,350,000	2,350,000
		6,850,000
Texas — 8.71%
Alamo Community College District (Citigroup ROCS Series RR-II-R-883WF) (FGIC Insured),
0.050%, VRD [1,2]	7,750,000	7,750,000
City of Houston Tax & Revenue Anticipation Notes,
1.500%, due 06/30/14	8,000,000	8,096,139
2.000%, due 06/30/14	1,000,000	1,016,568
Harris County Cultural Educational Facilities Finance Corp. Revenue (Methodist Hospital),
Subseries C-1,
0.050%, VRD	16,300,000	16,300,000
Subseries C-2,
0.050%, VRD	9,100,000	9,100,000
Harris County Health Facilities Development Corp. Revenue Refunding
(Methodist Hospital Systems),
Series A-1,
0.050%, VRD	5,325,000	5,325,000
Series A-2,
0.050%, VRD	9,340,000	9,340,000
Harris County Hospital District Revenue Refunding (Senior Lien),
0.060%, VRD	4,890,000	4,890,000
Harris County Tax Anticipation Notes,
1.000%, due 02/28/14[3]	8,000,000	8,038,560
2.000%, due 02/28/14[3]	10,000,000	10,104,300

Tax-Free Master Fund
Schedule of investments – July 31, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes— (continued)
Texas— (concluded)
Lower Neches Valley Authority Industrial Development Corporation (ExxonMobil Project),
Series A,
0.050%, VRD	4,500,000	4,500,000
Tarrant County Cultural Education Facilities Finance
Corp. Revenue (Texas Health Resources),
Series A,
0.040%, VRD	7,800,000	7,800,000
Series B,
0.040%, VRD	10,200,000	10,200,000
0.050%, VRD	1,200,000	1,200,000
Texas (JP Morgan PUTTERs, Series 3238),
0.070%, VRD [1,2]	2,165,000	2,165,000
Texas State Transportation Commission Revenue (JP Morgan PUTTERs, Series 2563),
0.070%, VRD [1,2]	3,330,000	3,330,000
Texas Tax & Revenue Anticipation Notes, Series A,
2.500%, due 08/30/13	30,000,000	30,054,202
		139,209,769
Utah — 2.38%
Murray City Utah, Hospital Revenue (IHC Health Services, Inc.), Series D,
0.040%, VRD	16,260,000	16,260,000
Utah Transit Authority Sales Tax Revenue,
Subseries A,
0.060%, VRD	2,535,000	2,535,000
Subseries B,
0.050%, VRD	19,215,000	19,215,000
		38,010,000
Vermont—0.45%
Winooski Special Obligation Refunding, Series A,
0.040%, VRD	7,260,000	7,260,000
Virginia—0.34%
Loudoun County Industrial Development Authority Revenue (Howard Hughes Medical), Series D,
0.040%, VRD	5,400,000	5,400,000
Washington — 2.09%
Central Puget Sound Regional Transportation Authority Sales & Use Tax Revenue (JP Morgan
PUTTERs, Series 2643Z),
0.070%, VRD [1,2]	4,995,000	4,995,000
King County Sewer Revenue (Junior Lien), Series A,
0.060%, VRD	20,475,000	20,475,000
Washington Health Care Facilities Authority (Multicare Health Systems), Series D,
0.050%, VRD	225,000	225,000
Washington Housing Finance Commission Multifamily Housing Revenue Refunding (New
Haven Apartments) (FNMA Insured),
0.040%, VRD	3,900,000	3,900,000

Tax-Free Master Fund
Schedule of investments – July 31, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes— (concluded)
Washington— (concluded)
Washington Housing Finance Commission Multifamily Housing Revenue Refunding
(Washington Terrace),
0.050%, VRD	3,750,000	3,750,000
		33,345,000
Wyoming—0.05%
Uinta County Pollution Control Revenue Refunding (Chevron USA, Inc. Project),
0.040%, VRD	800,000	800,000
Total municipal bonds and notes (cost—$1,389,747,398)		1,389,747,398
Tax-exempt commercial paper—15.85%
California — 0.66%
California State Health Facilities Financing (Stanford Hospital),
Series B-2, Subseries 1,
0.160%, due 01/07/14	6,000,000	6,000,000
Series B-2, Subseries 2,
0.150%, due 12/04/13	4,500,000	4,500,000
		10,500,000
Connecticut—0.63%
Yale University,
0.120%, due 08/07/13	10,000,000	10,000,000
Illinois—0.63%
Illinois Educational Facilities Authority Revenue,
0.130%, due 08/05/13	10,000,000	10,000,000
Kentucky—1.25%
Pendleton County Multi-County Lease Revenue (Associated Counties Leasing Program),
0.240%, due 08/15/13	20,000,000	20,000,000
Maryland — 1.78%
Johns Hopkins University,
0.150%, due 08/06/13	7,998,000	7,998,000
0.160%, due 08/19/13	5,500,000	5,500,000
Montgomery County,
0.070%, due 08/15/13	15,000,000	15,000,000
		28,498,000
Minnesota — 2.56%
Mayo Clinic,
0.150%, due 08/15/13	20,000,000	20,000,000
0.130%, due 11/05/13	10,000,000	10,000,000
University of Minnesota Regents,
0.150%, due 08/12/13	11,000,000	11,000,000
		41,000,000
Missouri — 1.82%
University of Missouri,
0.100%, due 08/02/13	14,105,000	14,105,000
0.080%, due 08/12/13	15,000,000	15,000,000
		29,105,000

Tax-Free Master Fund
Schedule of investments – July 31, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
Tax-exempt commercial paper— (concluded)
Tennessee—0.50%
Vanderbilt University,
0.230%, due 09/03/13	8,000,000	8,000,000
Texas — 3.43%
Dallas Area Rapid Transit,
0.140%, due 08/15/13	4,000,000	4,000,000
University of Texas,
0.150%, due 08/01/13	18,000,000	18,000,000
0.150%, due 08/05/13	10,000,000	10,000,000
0.110%, due 08/06/13	10,000,000	10,000,000
0.150%, due 08/06/13	12,896,000	12,896,000
		54,896,000
Virginia — 1.96%
University of Virginia,
0.090%, due 08/06/13	7,000,000	7,000,000
0.120%, due 08/06/13	7,735,000	7,735,000
0.160%, due 09/05/13	16,629,000	16,629,000
		31,364,000
Washington—0.63%
University of Washington,
0.160%, due 10/03/13	10,000,000	10,000,000
Total tax-exempt commercial paper (cost—$253,363,000)		253,363,000
Total investments
(cost — $1,643,110,398 which approximates cost for federal income tax purposes) — 102.80%		1,643,110,398
Liabilities in excess of other assets — (2.80)%		(44,806,390)
Net assets — 100.00%		$1,598,304,008

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2013 in valuing the Fund's investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Significant other observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Municipal bonds and notes	—	1,389,747,398	—	1,389,747,398
Tax-exempt commercial paper	—	253,363,000	—	253,363,000
Total	—	1,643,110,398	—	1,643,110,398

At July 31, 2013, there were no transfers between Level 1 and Level 2.

Weighted average maturity—27 days.

Portfolio footnotes

1	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 4.06% of net assets as of July 31, 2013, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

2	The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

3	Security purchased on a when-issued basis. When issued refers to a transaction made conditionally because a security, although authorized, has not yet been issued.

Tax-Free Master Fund
Schedule of investments – July 31, 2013 (unaudited)

Portfolio acronyms

AGM	Assured Guaranty Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
FGIC	Financial Guaranty Insurance Company
FNMA	Federal National Mortgage Association
PUTTERs	Puttable Tax-Exempt Receipts
ROCS	Reset Option Certificates
SCSDE	South Carolina School District Enhancement
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of July 31,
2013 and reset periodically.

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated April 30, 2013.

Master Trust

Investments are valued at amortized cost. Periodic review and monitoring of the valuation of the securities held by each Fund is performed in an effort to ensure that amortized cost approximates market value.

US generally accepted accounting principles (“US GAAP”) require disclosure surrounding the various inputs that are used in determining the value of each Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical investments.
Level 2 – Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3 – Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

In accordance with requirements of US GAAP, a fair value hierarchy has been included near the end of each Fund’s Schedule of investments.

In January 2013 Accounting Standards Update 2013-01 (“ASU 2013-01”), “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities”, replaced Accounting Standards Update 2011-11 (“ASU 2011-11”), “Disclosures about Offsetting Assets and Liabilities”. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Management is currently evaluating the application of ASU 2013-01 and its impact, if any, on the Funds’ financial statements.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX- 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Trust

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	September 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	September 30, 2013

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	September 30, 2013